Note 10. Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes
Note 6. Equity Transactions

Note 10.          Common Stock

            In October 2012, the Company issued 300,000 shares of common stock and granted 150,000 stock warrants to Strategic Asset Management, Inc., to extend the period through December 2015 of services performed in connection with a December 2010 Financial Public Relations Agreement.  To reflect the entire value of the stock and warrants issued, the Company recorded a non-cash charge to earnings of $421,300 ratably from 2013 to 2015.  For the three months ended March 31, 2016 and 2015, the charge to earnings was approximately $-0- and $34,200, respectively.

            In September 2014, the Company executed a Financial Public Relations Agreement with Dynasty Wealth, Inc., for a one year term.  For its services, the Company issued Dynasty Wealth 350,000 warrants to purchase the Company's unregistered common stock at an exercise price of $1.50 per share, and $10,000 per month, to be paid in either cash or shares of the Company’s unregistered common stock at the Company’s discretion.  To reflect the entire value of the warrants issued, the Company recorded a non-cash charge to earnings of $460,700 ratably through September 14, 2015, the ending date of the agreement.  For the three months ended March 31, 2016 and 2015 the charge to earnings for the entire agreement was approximately $-0- and $145,200, respectively, of which the non-cash portion of the agreement was approximately $-0- and $115,200, respectively.

            In November 2014, the Company executed a Public Relations Agreement with Global IR Group, Inc., for a one year term.  For its services, the Company issued Global IR 100,000 shares of the Company’s unregistered common stock.  To reflect the entire value of the stock issued, the Company was recording a non-cash charge to earnings of $165,000 ratably through November 2015, the original ending date of the agreement.  For the three months ended March 31, 2016 and 2015, the charge to earnings was approximately $-0- and $41,300, respectively.

            In July 2015, the Company executed a Public Relations Agreement with Financial Genetics, LLC, for a one year term.  For its services, the Company issued Financial Genetics 100,000 shares of the Company’s unregistered common stock.  To reflect the entire value of the Agreement, the Company is recording a non-cash charge to earnings of $100,000 ratably through July 2016, the ending date of the agreement.  For the three months ended March 31, 2016 and 2015, the charge to earnings was $25,000 and $-0-, respectively.

            In March 31 2016, the Company entered into an initial one (1) year agreement with Arrowroot Partners, LLC (“Arrowroot”), to assist in obtaining equity or debt financing for the Company.  The Company issued 15,460 shares of its unregistered common stock, valued at $15,000, to Arrowroot as a non-refundable restricted equity share retainer fee, which can be applied toward future financing fees in connection with any placements.  A cash fee of 8% of the gross proceeds and a warrant fee of 8% of the number of shares placed, in addition to preapproved expenses, will be paid to Arrowroot for its services if they are successful in obtaining debt or equity financing.

            In late March 2016, the Company executed a two week preliminary public relations agreement with M & T Business Consultants, Inc., (“M&T”).  For the services rendered the Company issued M&T 50,000 shares of the Company’s unregistered common stock.  To reflect the entire value of the Agreement, the Company is recording a non-cash charge to earnings of $43,000 ratably between March and April 2016, the ending date of the agreement.  For the three months ended March 31, 2016 and 2015, the charge to earnings was $33,786 and $-0-, respectively.

            In March 31 2016, the Company issued a total of 4,652 shares of unregistered common stock, valued at a total of $4,000, to four independent directors in lieu of cash owed for a board meeting attended.  To reflect the value of the stock issued, the Company recorded a charge to earnings totaling $4,000 in the first quarter of 2016.

            In all of the issuances contained in this Note 10, the value of stock issued was determined based on the trading price of the shares on the commitment date of the agreement and the warrants were valued using the Black Scholes valuation model as of the commitment date – for more details see Note 12.

Note 6.            Equity Transactions

In April 2014, the Company entered into a share purchase agreement with one of the Company’s board members (“Purchaser”), pursuant to which the Company sold 71,429 shares of its common stock (the “Shares”) to the Purchaser for $50,000, or a purchase price of $0.70 per Share, and 71,429 warrants to purchase common stock.  The Shares are restricted and the transaction was exempt from the registration requirements under the Securities Act pursuant to section 4(a)(2) as a transaction by an issuer not involving a public offering.

In April 2014, the Company entered into a share purchase agreement with one of the Company’s board members (“Purchaser”), pursuant to which the Company sold 25,000 shares of its common stock (the “Shares”) to the Purchaser for $17,500, or a purchase price of $0.70 per Share, and 25,000 warrants to purchase common stock.  The Shares are restricted and the transaction was exempt from the registration requirements under the Securities Act pursuant to section 4(a)(2) as a transaction by an issuer not involving a public offering.

In May 2014, the Company entered into a share purchase agreement with one of the Company’s board members (“Purchaser”), pursuant to which the Company sold 37,313 shares of its common stock (the “Shares”) to the Purchaser for $25,000, or a purchase price of $0.67 per Share, and 37,313 warrants to purchase common stock.  The Shares are restricted and the transaction was exempt from the registration requirements under the Securities Act pursuant to section 4(a)(2) as a transaction by an issuer not involving a public offering.

In August 2014 the Company issued Deerpoint Development Company Limited, the landlord of its administrative office, 16,200 shares of unregistered common stock at a price of $0.71 per share in exchange for three months rent, resulting in net additional expense of approximately $1,300 above the contracted amount, but saving us approximately $10,200 of cash.  The stock price was calculated using the Black-Scholes valuation model, explained in further detail below.

In September 2014, the Company issued 350,000 warrants to purchase unregistered shares of common stock to Dynasty Wealth, Inc., for financial consulting services.  Additional payments owed Dynasty Wealth could be paid in either cash or shares of the Company’s unregistered common stock.  For the years ended December 31, 2015 and 2014 the Company did not issue any shares of stock in additional payment owed per the agreement.  More details of this agreement are contained in Note 2.

In November 2014, the Company issued 100,000 shares of unregistered common stock to Global IR Group, Inc., for public relations services.  More details of this agreement are contained in Note 2.

During 2014, the Company entered into share purchase agreements with a total of sixteen Purchasers pursuant to which the Company sold 604,650 shares of its common stock (the “Shares”) to the Purchasers for a total of $604,650, or a purchase price of $1.00 per share.  All but 91,500 shares were restricted and have limited “piggy-back” registration rights in connection with certain registration statement filings of the Company under the Securities Act of 1933 as amended (the “Securities Act”).  The Company sold 91,500 shares it held in its treasury, but the shares were not issued until early 2015.  All of the transactions were exempt from the registration requirements under the Securities Act pursuant to section 4(a)(2) as a transaction by an issuer not involving a public offering.

Between January 1 2015 and April 30 2015, the Company entered into share purchase agreements with a total of fourteen Purchasers pursuant to which the Company sold 410,000 shares of its common stock (the “Shares”) to the Purchasers for a total of $410,000, or a purchase price of $1.00 per share, to provide operating capital.  All but 30,000 shares were restricted and have limited “piggy-back” registration rights in connection with certain registration statement filings of the Company under the Securities Act of 1933 as amended (the “Securities Act”).  The Company issued 30,000 shares in 2015 it held in its treasury.  All of the transactions were exempt from the registration requirements under the Securities Act pursuant to section 4(a)(2) as a transaction by an issuer not involving a public offering.

Between June 1 2015 and October 31 2015, the Company entered into share purchase agreement with a total of five Purchasers pursuant to which the Company sold 156,000 shares of its common stock (the “Shares”) to the Purchaser for a total of $195,000, or a purchase price of $1.25 per share, and 78,000 warrants to purchase stock for $1.50 per share, to provide operating capital.  All the shares issued were restricted and have limited “piggy-back” registration rights in connection with certain registration statement filings of the Company under the Securities Act of 1933 as amended (the “Securities Act”).  The transaction was exempt from the registration requirements under the Securities Act pursuant to section 4(a)(2) as a transaction by an issuer not involving a public offering.

In 2015, the Company issued Thomas W. Muldowney, a former consultant to the Company, 13,028 shares of registered common stock on the exercise of 22,400 warrants that were issued in 2010.  The exercise did not provide the Company with cash as they were “cashless” per the agreements involved providing for the warrants and subsequent stock issuance.

In June 2015, the Company issued Deerpoint Development Company Limited, the landlord of its administrative office, 16,106 shares of unregistered common stock at a price of $1.43 per share in exchange for six months rent, resulting in net additional expense of approximately $2,700 above the contracted amount, but saving approximately $20,400 of cash.

In June 2015, the Company issued D&B Colon Leasing, LLC, the landlord of a former satellite office, 20,997 shares of unregistered common stock at a price of $1.48 per share in exchange for the remaining eleven months rent owed, resulting in net additional expense of approximately $3,600 above the contracted amount, but saving $27,500 of cash.

The Company has a stock option plan approved in May 2004, amended in June 2008 and again in August 2009 (the “2004 Plan”), for directors and key employees under which 2,500,000 shares of common stock could have been issued.  No other shares can be issued from the 2004 Plan, and approximately 1,598,000 options are outstanding as of December 31, 2015.  The Company also has a stock option plan approved in July 2010 (the “2010 Plan”), for directors and key employees under which 5,000,000 shares of common stock may be issued.  Approximately 1,043,000 options are outstanding as of December 31, 2015.  Unless otherwise stated in the stock option agreement, options are 20% vested on the date of grant, with the balance vesting 20% per year over the next four years, except for directors whose options vest six months from the date of grant.  Options were granted in 2015 only from the 2010 Plan at the market value of the stock at date of grant, as defined in the plan.

The Company grants stock options to its directors as compensation for services performed.  All of the options granted are for a period of ten years from the date of issuance, are pursuant to the 2010 Plan, and vest six (6) months from the issuance date.  Stock option grants related to the periods covered by these financial statements include the issuance of 222,500 options from December 2013 through October 2015.  These options are exercisable at prices ranging from $0.76 to $2.28.  To reflect the value of the stock options granted, the Company records a non-cash charge to earnings totaling $280,033 over the requisite vesting period in selling, general and administrative expense.  For the years ended December 31, 2015 and 2014, the Company recorded an expense of approximately $130,300 and $132,100, respectively.  More information on these equity transactions is contained in this Form 10-K under Item 10, “Directors, Executive Officers and Corporate Governance”.

During the year ended December 31, 2014, the Company issued a total of 25,357 shares of unregistered common stock, valued at a total of $26,500, to its independent directors in lieu of cash owed for calendar year 2014 board meetings attended.  To reflect the value of the stock issued, the Company recorded a charge to earnings totaling $26,500 during 2014.  More information on these equity transactions is contained in this Form 10-K under Item 10, “Directors, Executive Officers and Corporate Governance”.

During the year ended December 31, 2015, the Company issued a total of 9,414 shares of unregistered common stock, valued at a total of $13,000, to its independent directors in lieu of cash owed for calendar year 2015 board meetings attended.  To reflect the value of the stock issued, the Company recorded and will continue to record a charge to earnings totaling $13,000 during 2015.  More information on these equity transactions is contained in this Form 10-K under Item 10, “Directors, Executive Officers and Corporate Governance”.

During the year ended December 31, 2014, the Board of Directors approved a plan to offer to all Company warrants holders a 25% discount on the exercise price to any warrant holder who exercises warrants, and a second 25% discount on any subsequent warrant exercise, but within a specific “discount period” and only on a temporary basis.  Any warrant holder who exercised within the discount period also received a “replacement warrant” on a 1.5 to 1 basis.  All other terms and conditions of all outstanding warrants remain unchanged, and the discount offer was temporary.  During the discount period, five warrant holders exercised a total of 250,009 warrants at various exercise prices and were issued a total of 250,009 shares of restricted common stock and 375,014 replacement warrants.  As a condition of exercise, all of the $122,177 in cash proceeds from the exercises were restricted for future payment to specific creditors as agreed upon with the warrant holders, and subsequently used to pay these creditors.  In all instances the shares and the warrants issued and sold were in a private offering transaction pursuant to an exemption under Section 4(2) of the Securities Act of 1933 for transactions by an issuer not involving a public offering.

In October 2015, the Company approved a plan to modify all Company warrants by extending the time to exercise each outstanding warrant by one (1) year.  All other terms and conditions of each class of warrant remain unchanged.  In total, 2,679,742 warrants were affected by the expiration date extension.  More information can be found in the Form 8-K filed by the Company on October 26, 2015.

For the 2015 and 2014 changes to the warrants, the incremental fair value associated with these transactions has been determined using the Black-Scholes model and has been recorded as a deemed dividend to common stockholders in the accompanying Statement of Stockholders’ Equity (Deficit).  For the years ended December 31, 2015 and 2014, the deemed dividend was $395,224 and $502,890, respectively.

The following summarizes the stock options activity for the years ended December 31, 2015 and 2014:

	2015		2014
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding, beginning of year	2,515,231	$1.91	2,210,981	$2.10
Granted	165,000	$1.84	377,500	$0.84
Exercised	1,250	$1.65	2,500	$1.90
Forfeited/expired during the year	38,750	$1.93	70,750	$2.33
Outstanding, end of year	2,640,231	$1.90	2,515,231	$1.91

Eligible for exercise at end of year	2,615,231	$1.91	2,442,731	$1.92

Weighted average fair value per option for options granted during the year	$1.84		$0.84

Options expected to vest over the life of the Plan	2,640,231		2,515,231

The Company records compensation expense for stock options based on the estimated fair value of the options on the date of grant using the Black-Scholes valuation model.  The Company uses historical data among other factors to estimate the expected price volatility, the expected term and the expected forfeiture rate of the option.  The risk-free rate is based on the U.S. Treasury yield curve in effect at the date of grant for the expected term of the option.

The following assumptions were used to estimate the fair value of options granted:

	Year Ended December 31,
	2015	2014
Expected dividend yield	0.0%	0.0%
Weighted average volatility	287.4%	287.0%
Risk free interest rate	1.4 – 1.9%	2.2 - 2.8%
Expected term (in years)	7	7

The following summarizes the stock warrants activity for the years ended December 31, 2015 and 2014:

	2015		2014
	Warrants (Underlying Shares)	Weighted Average Exercise Price	Warrants (Underlying Shares)	Weighted Average Exercise Price
Outstanding, beginning of year	2,624,142	$1.04	1,849,585	$1.04
Granted	78,000	$1.50	1,049,566	$0.96
Exercised	22,400	$1.00	250,009	$0.65
Forfeited/expired during the year	0	$0	25,000	$1.00
Outstanding, end of year	2,679,742	$1.06	2,624,142	$1.04

Eligible for exercise at end of year	2,679,742	$1.06	2,624,142	$1.04

Weighted average fair value per warrant for warrants granted during the year	$1.50		$0.96

Share Reserves for Outstanding Warrants	2,679,742		2,624,142